Fair value measurements and financial risk management - Gross remaining contractual obligations (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Contractual Obligation, Fiscal Year Maturity [Abstract]
Less than 1 Year	$ 193,787	$ 204,361
1 to 3 Years	85,212	105,401
Total	278,999	309,762
Accounts payable
Contractual Obligation, Fiscal Year Maturity [Abstract]
Less than 1 Year	79,319	80,789
1 to 3 Years	0	0
Total	79,319	80,789
Accrued expenses
Contractual Obligation, Fiscal Year Maturity [Abstract]
Less than 1 Year	101,311	103,311
1 to 3 Years	0	0
Total	101,311	103,311
Other current liabilities
Contractual Obligation, Fiscal Year Maturity [Abstract]
Less than 1 Year	1,256	1,723
1 to 3 Years	0	0
Total	1,256	1,723
Contingent consideration liability
Contractual Obligation, Fiscal Year Maturity [Abstract]
Less than 1 Year	11,901	18,538
1 to 3 Years	4,724	10,572
Total	16,625	29,110
Uncertain tax position
Contractual Obligation, Fiscal Year Maturity [Abstract]
Less than 1 Year	0	0
1 to 3 Years	79,142	94,516
Total	79,142	94,516
Other long-term liability
Contractual Obligation, Fiscal Year Maturity [Abstract]
Less than 1 Year	0	0
1 to 3 Years	1,346	313
Total	$ 1,346	$ 313